Nature of business	12 Months Ended
Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business

Nature of business

SMART Technologies Inc. (the “Company”), formerly SMART Technologies (Holdings) Inc., was incorporated on June 11, 2007 under the Business Corporations Act (Alberta). On August 28, 2007 the shareholders of a related company which was then named SMART Technologies Inc. (“STI”), transferred 100% of the issued shares of STI to the Company. Prior to August 28, 2007 the principal operating company was STI. On August 28, 2007, SMART Technologies ULC was formed with the amalgamation of STI and a numbered company. On February 26, 2010 the Company changed its name to SMART Technologies Inc.

Through its wholly owned subsidiary, SMART Technologies ULC, and its subsidiaries, the Company designs, develops and sells interactive technology products and integrated solutions. The Company generates revenue from the sale of interactive technology products and integrated solutions, including hardware, software and services.

In May 2016, the Company completed a 1-for-10 share consolidation of its issued and outstanding Common Shares. All stock-related disclosures have been retroactively adjusted to reflect the share consolidation for all years presented.